Inventories(Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories [Line Items]
Raw material reserves	$ 93	$ 93	$ 93
Suministros para la producción	0	920	920
Products-in-progress reserves	80,249	50,925	53,187
Finished product reserves	15,942	29,357	26,169
Total	$ 96,284	$ 81,295	$ 80,369	$ 82,966